Deed Of Cross Guarantee - Schedule of Consolidated Statement of Financial Position (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 28,983,491	$ 14,825,532	$ 3,790,491	$ 4,171,879
Trade and other receivables	2,980,102	5,437,357
Inventories	1,057,764	1,155,826
Total Current Assets	34,578,882	22,274,431
Non-current assets
Plant and equipment	1,838,515	742,583	387,380
Total Non-Current Assets	2,159,191	742,583	387,380
TOTAL ASSETS	36,738,073	23,017,014	7,280,541
Current liabilities
Trade and other payables	5,633,562	3,487,582
Provisions	650,359	395,535
Total Current Liabilities	6,283,921	3,883,117
TOTAL LIABILITIES	6,948,652	4,017,455	2,546,089
NET ASSETS	29,789,421	18,999,559
EQUITY
Contributed equity	204,279,078	162,801,028
Accumulated losses	(183,753,106)	(148,592,879)	(132,218,352)
Reserves	9,263,449	4,791,410
TOTAL EQUITY	29,789,421	18,999,559	$ 5,121,832	$ 6,852,517
Closed Company [member]
Current assets
Cash and cash equivalents	444,200	1,779,019
Trade and other receivables	629,646	2,589,816
Prepayments and other assets	708,635	130,055
Inventories	56,422	132,414
Total Current Assets	1,838,903	4,631,304
Non-current assets
Plant and equipment	3,780	5,662
Patents-in-progress	320,676
Total Non-Current Assets	324,456	5,662
TOTAL ASSETS	2,163,359	4,636,966
Current liabilities
Trade and other payables	916,619	477,366
Provisions	57,751	49,205
Total Current Liabilities	974,370	526,571
TOTAL LIABILITIES	974,370	526,571
NET ASSETS	1,188,989	4,110,395
EQUITY
Contributed equity	204,279,078	162,801,028
Accumulated losses	(210,313,036)	(163,194,156)
Reserves	7,222,947	4,503,523
TOTAL EQUITY	$ 1,188,989	$ 4,110,395